PGIM Jennison Global Infrastructure Fund Expense Example - PGIM Jennison Global Infrastructure Fund	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 694
Expense Example, with Redemption, 3 Years	1,089
Expense Example, with Redemption, 5 Years	1,509
Expense Example, with Redemption, 10 Years	2,675
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	328
Expense Example, with Redemption, 3 Years	855
Expense Example, with Redemption, 5 Years	1,507
Expense Example, with Redemption, 10 Years	3,013
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	848
Expense Example, with Redemption, 10 Years	1,904
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	435
Expense Example, with Redemption, 5 Years	774
Expense Example, with Redemption, 10 Years	$ 1,732